Leases - Schedule of Aggregate Lease Maturities and Obligations (Detail) $ in Thousands	Dec. 31, 2020 USD ($)
Leases [Abstract]
2021	$ 96
2022	105
2023	105
2024	105
2025	74
2026 and thereafter	52
Total lease payments	537
Less: interest	47
Present value of lease liabilities	$ 490